Information For the Pension Plan With Respect To Accumulated Benefit Obligation and Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Asset [Line Items]
Projected benefit obligation	$ 3,246	$ 4,831
Accumulated benefit obligation	3,246	3,298
Fair value of plan assets	$ 3,947	$ 3,205